UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23039

AllianzGI Diversified Income & Convertible Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—63.6%
	Automobiles—2.4%
$25	Fiat Chrysler, 7.875%, 12/15/16 (a)	$1,790,340
3,445	Tesla Motors, Inc., 0.25%, 3/1/19 (a)	3,193,084
		4,983,424
	Biotechnology—2.7%
	BioMarin Pharmaceutical, Inc. (a),
840	0.75%, 10/15/18	943,950
760	1.50%, 10/15/20	889,200
715	Incyte Corp., 0.375%, 11/15/18 (a)	1,279,850
1,395	Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22 (a)	1,477,828
525	Ligand Pharmaceuticals, Inc., 0.75%, 8/15/19 (a)	730,734
325	Novavax, Inc., 3.75%, 2/1/23 (a)(b)(c)	147,469
185	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19 (a)(b)(c)	309,297
		5,778,328
	Communications Equipment—1.7%
690	Ciena Corp., 3.75%, 10/15/18 (a)(b)(c)	822,825
970	Finisar Corp., 0.50%, 12/15/33 (a)	1,099,131
1,160	Palo Alto Networks, Inc., zero coupon, 7/1/19 (a)	1,721,875
		3,643,831
	Construction & Engineering—1.5%
1,265	Dycom Industries, Inc., 0.75%, 9/15/21 (a)	1,361,456
1,740	Tutor Perini Corp., 2.875%, 6/15/21 (a)(b)(c)	1,740,000
		3,101,456
	Consumer Finance—0.3%
675	PRA Group, Inc., 3.00%, 8/1/20 (a)	608,766

	Electrical Equipment—0.8%
2,225	SolarCity Corp., 1.625%, 11/1/19 (a)	1,752,188

	Energy Equipment & Services—0.4%
930	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	942,788

	Equity Real Estate Investment Trust—0.1%
215	Spirit Realty Capital, Inc., 3.75%, 5/15/21 (a)	234,351

	Health Care Equipment & Supplies—3.9%
1,230	Hologic, Inc., 2.00%, 3/1/42 (a)(d)	1,572,862
1,045	Integra LifeSciences Holdings Corp., 1.625%, 12/15/16 (a)	1,581,869
1,410	NuVasive, Inc., 2.25%, 3/15/21 (a)(b)(c)	1,677,900
1,585	Spectranetics Corp., 2.625%, 6/1/34 (a)	1,559,244
365	Wright Medical Group, Inc., 2.00%, 2/15/20 (a)	375,265
1,135	Wright Medical Group NV, 2.25%, 11/15/21 (a)(b)(c)	1,374,769
		8,141,909
	Health Care Products—1.2%
1,310	Insulet Corp., 1.25%, 9/15/21 (a)(b)(c)	1,227,306
1,010	Nevro Corp., 1.75%, 6/1/21 (a)	1,210,107
		2,437,413
	Health Care Providers & Services—1.3%
650	Healthways, Inc., 1.50%, 7/1/18 (a)	894,156
1,515	Molina Healthcare, Inc., 1.625%, 8/15/44 (a)	1,761,188
		2,655,344
	Health Care Technology—0.5%
1,040	Medidata Solutions, Inc., 1.00%, 8/1/18 (a)	1,146,600

	Household Durables—1.1%
960	CalAtlantic Group, Inc., 1.625%, 5/15/18 (a)	1,131,600
695	Lennar Corp., 3.25%, 11/15/21 (a)	1,233,625
		2,365,225

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Insurance—0.9%
$2,085	AmTrust Financial Services, Inc., 2.75%, 12/15/44 (a)	$1,795,706

	Internet & Direct Marketing Retail—3.6%
	Ctrip.com International Ltd. (a),
1,390	1.00%, 7/1/20	1,480,350
1,345	1.25%, 9/15/22 (b)(c)	1,328,188
2,585	Priceline Group, Inc., 0.35%, 6/15/20 (a)	3,324,956
1,360	Vipshop Holdings Ltd., 1.50%, 3/15/19 (a)	1,451,800
		7,585,294
	Internet Software & Services—5.3%
855	Akamai Technologies, Inc., zero coupon, 2/15/19 (a)	900,426
1,120	Cornerstone OnDemand, Inc., 1.50%, 7/1/18 (a)	1,171,100
1,495	Gogo, Inc., 3.75%, 3/1/20 (a)	1,144,609
1,045	j2 Global, Inc., 3.25%, 6/15/29 (a)	1,269,675
2,060	LinkedIn Corp., 0.50%, 11/1/19 (a)	2,034,250
1,310	Pandora Media, Inc., 1.75%, 12/1/20 (a)(b)(c)	1,292,806
925	VeriSign, Inc., 4.485%, 8/15/37 (a)	2,278,391
1,050	WebMD Health Corp., 2.625%, 6/15/23 (a)(b)(c)	1,018,500
		11,109,757
	IT Services—3.7%
2,165	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22 (a)(b)(c)	2,190,710
1,595	Cardtronics, Inc., 1.00%, 12/1/20 (a)	1,794,375
1,725	CSG Systems International, Inc., 4.25%, 3/15/36 (a)(b)(c)	1,830,656
1,640	Euronet Worldwide, Inc., 1.50%, 10/1/44 (a)	2,034,625
		7,850,366
	Life Sciences Tools & Services—0.8%
1,700	Illumina, Inc., 0.50%, 6/15/21 (a)	1,707,438

	Machinery—0.6%
1,155	Trinity Industries, Inc., 3.875%, 6/1/36 (a)	1,291,434

	Media—3.6%
2,180	DISH Network Corp., 3.375%, 8/15/26 (a)(b)(c)	2,508,362
1,810	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)(c)	1,828,100
1,140	Liberty Media Corp., 2.25%, 9/30/46 (a)(b)(c)	1,177,763
1,840	Live Nation Entertainment, Inc., 2.50%, 5/15/19 (a)	2,005,600
		7,519,825
	Metals & Mining—0.5%
75	Royal Gold, Inc., 2.875%, 6/15/19 (a)	80,719
965	RTI International Metals, Inc., 1.625%, 10/15/19 (a)	1,000,584
		1,081,303
	Oil, Gas & Consumable Fuels—3.9%
2,820	Cheniere Energy, Inc., 4.25%, 3/15/45 (a)	1,744,875
745	Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(b)(c)	703,094
	Cobalt International Energy, Inc. (a),
1,615	2.625%, 12/1/19	750,975
480	3.125%, 5/15/24	162,000
990	Energy XXI Ltd., 3.00%, 12/15/18 (a)(e)	7,425
1,275	Oasis Petroleum, Inc., 2.625%, 9/15/23 (a)	1,424,015
1,755	PDC Energy, Inc., 1.125%, 9/15/21 (a)	1,792,294
1,490	SM Energy Co., 1.50%, 7/1/21 (a)	1,666,937
		8,251,615

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Pharmaceuticals—3.9%
$1,290	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19 (a)	$1,501,237
650	Depomed, Inc., 2.50%, 9/1/21 (a)	864,094
1,360	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (a)	1,292,000
1,945	Impax Laboratories, Inc., 2.00%, 6/15/22 (a)	1,697,013
1,905	Medicines Co., 2.75%, 7/15/23 (a)(b)(c)	1,816,894
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26 (a)	1,125,000
		8,296,238
	Semiconductors & Semiconductor Equipment—9.4%
1,585	Advanced Micro Devices, Inc., 2.125%, 9/1/26 (a)	1,790,059
1,585	Cypress Semiconductor Corp., 4.50%, 1/15/22 (a)(b)(c)	1,671,184
1,755	Inphi Corp., 0.75%, 9/1/21 (a)(b)(c)	1,753,903
2,215	Intel Corp., 3.25%, 8/1/39 (a)	3,801,505
1,385	Lam Research Corp., 1.25%, 5/15/18 (a)	2,253,222
1,775	Microchip Technology, Inc., 1.625%, 2/15/25 (a)	2,212,094
	Micron Technology, Inc. (a),
90	2.125%, 2/15/33	154,406
2,890	3.00%, 11/15/43	2,563,069
1,100	NXP Semiconductors NV, 1.00%, 12/1/19 (a)	1,267,750
3,615	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)(c)(e)	162,675
	SunPower Corp. (a),
1,115	0.875%, 6/1/21	836,250
1,035	4.00%, 1/15/23 (b)(c)	766,547
355	Xilinx, Inc., 2.625%, 6/15/17 (a)	626,575
		19,859,239
	Software—5.9%
1,175	BroadSoft, Inc., 1.00%, 9/1/22 (a)	1,465,813
	Nuance Communications, Inc. (a),
1,420	1.00%, 12/15/35 (b)(c)	1,238,062
975	1.50%, 11/1/35	920,766
1,870	Proofpoint, Inc., 0.75%, 6/15/20 (a)	2,251,012
955	Rovi Corp., 0.50%, 3/1/20 (a)	963,953
1,605	Salesforce.com, Inc., 0.25%, 4/1/18 (a)	1,979,166
1,575	ServiceNow, Inc., zero coupon, 11/1/18 (a)	2,062,266
1,515	Verint Systems, Inc., 1.50%, 6/1/21 (a)	1,435,462
150	Workday, Inc., 0.75%, 7/15/18 (a)	179,156
		12,495,656
	Thrifts & Mortgage Finance—1.8%
1,605	MGIC Investment Corp., 2.00%, 4/1/20 (a)	2,058,413
1,315	Radian Group, Inc., 2.25%, 3/1/19 (a)	1,706,212
		3,764,625
	Trading Companies & Distributors—0.8%
1,265	Air Lease Corp., 3.875%, 12/1/18 (a)	1,598,644

	Transportation Infrastructure—1.0%
1,820	Macquarie Infrastructure Corp., 2.875%, 7/15/19 (a)	2,099,825
	Total Convertible Bonds & Notes (cost-$152,582,572)	134,098,588

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES (a)—35.6%
	Aerospace & Defense—1.0%
$1,000	KLX, Inc., 5.875%, 12/1/22 (b)(c)	$1,022,700
1,000	TransDigm, Inc., 6.50%, 5/15/25	1,048,750
		2,071,450
	Air Freight & Logistics—0.1%
200	XPO Logistics, Inc., 6.50%, 6/15/22 (b)(c)	208,500

	Banks—0.4%
160	CIT Group, Inc., 5.00%, 8/15/22	171,645
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24	674,501
		846,146
	Building Products—0.3%
565	Builders FirstSource, Inc., 5.625%, 9/1/24 (b)(c)	569,266

	Chemicals—1.6%
1,000	Chemours Co., 7.00%, 5/15/25	977,500
750	OMNOVA Solutions, Inc., 7.875%, 11/1/18	750,000
1,000	Platform Specialty Products Corp., 6.50%, 2/1/22 (b)(c)	975,000
235	Tronox Finance LLC, 7.50%, 3/15/22 (b)(c)	211,500
365	Univar USA, Inc., 6.75%, 7/15/23 (b)(c)	379,600
		3,293,600
	Commercial Services—0.9%
	Cenveo Corp. (b)(c),
205	6.00%, 8/1/19	181,425
350	6.00%, 5/15/24	315,000
500	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (b)(c)	430,000
1,000	United Rentals North America, Inc., 5.50%, 7/15/25	1,016,250
		1,942,675
	Commercial Services & Supplies—0.9%
915	RR Donnelley & Sons Co., 6.00%, 4/1/24	878,400
1,000	West Corp., 5.375%, 7/15/22 (b)(c)	966,250
		1,844,650
	Construction & Engineering—0.2%
500	AECOM, 5.875%, 10/15/24	530,625

	Consumer Finance—1.0%
1,000	Navient Corp., 8.45%, 6/15/18	1,084,620
1,000	Springleaf Finance Corp., 6.90%, 12/15/17	1,050,000
		2,134,620
	Diversified Financial Services—1.4%
1,500	Community Choice Financial, Inc., 10.75%, 5/1/19	802,500
1,000	International Lease Finance Corp., 8.25%, 12/15/20	1,192,500
1,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	1,025,000
		3,020,000
	Diversified Telecommunications Services—0.5%
290	Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)(c)	304,500
700	Frontier Communications Corp., 10.50%, 9/15/22	730,625
		1,035,125
	Electric—0.4%
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25	840,000

	Electronic Equipment, Instruments & Components—0.4%
500	Kemet Corp., 10.50%, 5/1/18	501,562
250	Zebra Technologies Corp., 7.25%, 10/15/22	270,625
		772,187
	Energy-Alternate Sources—0.5%
1,000	TerraForm Power Operating LLC, 9.375%, 2/1/23 (b)(c)(d)	1,004,700

	Entertainment—0.4%
750	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	795,000

	Equity Real Estate Investment Trust—0.8%
245	Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	259,700
500	Equinix, Inc., 5.375%, 1/1/22	532,500
1,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	1,015,000
		1,807,200
	Food & Staples Retailing—0.5%
170	Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 6.625%, 6/15/24 (b)(c)	176,800
1,000	SUPERVALU, Inc., 6.75%, 6/1/21	1,010,000
		1,186,800

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Forest Products & Paper—0.3%
$525	Mercer International, Inc., 7.75%, 12/1/22	$555,188

	Health Care Equipment & Supplies—0.2%
360	Hologic, Inc., 5.25%, 7/15/22 (b)(c)	382,086

	Health Care Products—0.3%
620	Kinetic Concepts, Inc. / KCI USA, Inc., 9.625%, 10/1/21 (b)(c)	599,850

	Health Care Providers & Services—1.1%
310	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	302,831
1,000	Kindred Healthcare, Inc., 8.75%, 1/15/23	973,750
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22	982,500
		2,259,081
	Health Care Services—0.9%
1,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	750,000
1,000	HCA, Inc., 7.50%, 2/15/22	1,140,000
		1,890,000
	Hotels Restaurants & Leisure—1.0%
1,000	International Game Technology PLC, 6.25%, 2/15/22 (b)(c)	1,065,938
1,000	MGM Resorts International, 6.625%, 12/15/21	1,119,380
		2,185,318
	Household Durables—1.0%
375	Beazer Homes USA, Inc., 8.75%, 3/15/22 (b)(c)	399,375
500	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)(c)	517,500
1,000	KB Home, 8.00%, 3/15/20	1,115,000
		2,031,875
	Independent Power & Renewable Electricity Producers—0.5%
1,000	NRG Energy, Inc., 6.25%, 5/1/24	975,000

	Internet Software & Services—0.5%
1,000	EarthLink, Inc., 7.375%, 6/1/20	1,055,000

	Iron/Steel—0.1%
265	AK Steel Corp., 7.50%, 7/15/23	286,200

	IT Services—0.5%
1,000	Cardtronics, Inc., 5.125%, 8/1/22	1,027,500

	Lodging—0.5%
1,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (b)(c)	1,005,000

	Machinery—0.9%
1,000	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (b)(c)	877,500
940	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	930,600
		1,808,100
	Media—2.6%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20	1,062,500
500	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	530,000
1,000	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,024,000
425	CSC Holdings LLC, 6.75%, 11/15/21	448,375
750	DISH DBS Corp., 5.875%, 7/15/22	780,000
500	LIN Television Corp., 5.875%, 11/15/22	525,625
1,000	Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	1,045,000
		5,415,500
	Metals & Mining—1.5%
305	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (b)(c)	316,438
1,000	ArcelorMittal, 10.85%, 6/1/19	1,202,500
560	Freeport-McMoRan, Inc., 3.55%, 3/1/22	515,200
485	HudBay Minerals, Inc., 9.50%, 10/1/20	499,550
545	United States Steel Corp., 8.375%, 7/1/21 (b)(c)	580,425
		3,114,113

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Multiline Retail—0.2%
$500	Dollar Tree, Inc., 5.75%, 3/1/23	$533,125

	Oil & Gas—1.7%
1,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp., 8.625%, 10/15/20 (e)	675,000
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	800,000
1,000	CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22	930,000
1,000	Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	1,027,500
165	Weatherford International Ltd., 8.25%, 6/15/23	171,187
		3,603,687
	Oil, Gas & Consumable Fuels—2.4%
250	Callon Petroleum Co., 6.125%, 10/1/24 (b)(c)	258,125
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,042,500
1,000	Chesapeake Energy Corp., 6.625%, 8/15/20	950,000
1,000	Energy Transfer Equity LP, 5.875%, 1/15/24	1,017,500
1,000	Rice Energy, Inc., 6.25%, 5/1/22	1,022,500
1,000	Sanchez Energy Corp., 6.125%, 1/15/23	860,000
		5,150,625
	Pharmaceuticals—1.1%
615	Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 (b)(c)	530,438
1,000	Horizon Pharma, Inc., 6.625%, 5/1/23	948,750
1,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 (b)(c)	772,500
		2,251,688
	Pipelines—0.5%
1,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,062,500

	Retail—0.4%
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)(c)	830,000

	Semiconductors—0.2%
400	Sensata Technologies BV, 5.625%, 11/1/24 (b)(c)	425,500

	Semiconductors & Semiconductor Equipment—1.7%
1,000	Advanced Micro Devices, Inc., 6.75%, 3/1/19	1,075,000
1,000	Amkor Technology, Inc., 6.375%, 10/1/22	1,035,000
1,000	Micron Technology, Inc., 5.875%, 2/15/22	1,036,650
500	Qorvo, Inc., 7.00%, 12/1/25	550,000
		3,696,650
	Software—0.3%
340	Camelot Finance S.A., 7.875%, 10/15/24 (b)(c)	348,500
290	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	305,225
		653,725
	Technology Hardware, Storage & Peripherals—0.4%
520	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 (b)(c)	570,189
310	Western Digital Corp., 10.50%, 4/1/24 (b)(c)	359,212
		929,401
	Telecommunications—3.0%
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22	990,000
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21	1,098,750
1,000	Intelsat Jackson Holdings S.A., 7.25%, 4/1/19	802,500
500	Level 3 Financing, Inc., 5.375%, 5/1/25	508,750
1,000	Sprint Communications, Inc., 6.00%, 11/15/22	932,500
1,000	T-Mobile USA, Inc., 6.836%, 4/28/23	1,070,500
1,000	Windstream Services LLC, 7.50%, 6/1/22	950,000
		6,353,000
	Trading Companies & Distributors—0.5%
1,000	H&E Equipment Services, Inc., 7.00%, 9/1/22	1,057,000
	Total Corporate Bonds & Notes (cost-$76,919,060)	75,039,256

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Shares		Value*
COMMON STOCK (a)—35.1%
	Aerospace & Defense—1.0%
14,000	Boeing Co.	$1,994,020

	Auto Components—0.1%
3,025	Adient PLC (f)	137,668

	Automobiles—1.0%
15,973	Ferrari NV	842,896
104,700	Ford Motor Co.	1,229,178
		2,072,074
	Banks—0.7%
34,000	Wells Fargo & Co.	1,564,340

	Beverages—1.3%
30,000	Coca-Cola Co.	1,272,000
14,200	PepsiCo, Inc.	1,522,240
		2,794,240
	Biotechnology—2.9%
30,600	AbbVie, Inc.	1,706,868
9,300	Amgen, Inc.	1,312,788
4,200	Biogen, Inc. (f)	1,176,756
18,600	Gilead Sciences, Inc.	1,369,518
1,843	Regeneron Pharmaceuticals, Inc. (f)	635,872
		6,201,802
	Building Products—0.6%
30,252	Johnson Controls International PLC	1,219,760

	Chemicals—0.7%
15,400	Monsanto Co.	1,551,858

	Communications Equipment—0.6%
17,200	Qualcomm, Inc.	1,181,984

	Construction & Engineering—0.4%
15,300	Fluor Corp.	795,447

	Diversified Telecommunications Services—0.6%
25,100	Verizon Communications, Inc.	1,207,310

	Electronic Equipment, Instruments & Components—0.6%
19,200	Amphenol Corp., Class A	1,265,856

	Energy Equipment & Services—0.6%
15,000	Schlumberger Ltd.	1,173,450

	Food & Staples Retailing—2.0%
8,400	Costco Wholesale Corp.	1,242,108
37,600	Kroger Co.	1,164,848
22,400	Walgreens Boots Alliance, Inc.	1,853,152
		4,260,108

	Health Care Equipment & Supplies—0.5%
21,400	Baxter International, Inc.	1,018,426

	Health Care Providers & Services—1.3%
9,300	McKesson Corp.	1,182,681
11,100	United Health Group, Inc.	1,568,763
		2,751,444
	Hotels Restaurants & Leisure—1.7%
12,100	McDonald’s Corp.	1,362,097
14,100	MGM Resorts International (f)	368,997
34,300	Starbucks Corp.	1,820,301
		3,551,395
	Household Products—0.5%
11,100	Procter & Gamble Co.	963,480

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Shares		Value*
	Industrial Conglomerates—1.2%
9,200	3M Co.	$1,520,760
35,500	General Electric Co.	1,033,050
		2,553,810
	Insurance—0.7%
16,500	Prudential Financial, Inc.	1,399,035

	Internet & Direct Marketing Retail—1.0%
2,700	Amazon.com, Inc. (f)	2,132,514

	Internet Software & Services—2.6%
11,500	Alibaba Group Holding Ltd., ADR (f)	1,169,435
2,700	Alphabet, Inc., Class A (f)	2,186,730
16,400	Facebook, Inc., Class A (f)	2,148,236
		5,504,401
	IT Services—1.2%
7,400	International Business Machines Corp.	1,137,306
18,000	Visa, Inc., Class A	1,485,180
		2,622,486
	Machinery—1.0%
16,000	AGCO Corp.	817,280
11,200	Deere & Co.	988,960
12,200	Joy Global, Inc.	339,526
		2,145,766
	Media—1.7%
31,400	Comcast Corp., Class A	1,941,148
18,700	The Walt Disney Co.	1,733,303
		3,674,451
	Metals & Mining—0.5%
146,286	ArcelorMittal (f)	984,505

	Multiline Retail—0.8%
25,100	Target Corp.	1,725,123

	Oil, Gas & Consumable Fuels—0.7%
8,100	Occidental Petroleum Corp.	590,571
15,200	Valero Energy Corp.	900,448
		1,491,019
	Pharmaceuticals—0.5%
20,300	Bristol-Myers Squibb Co.	1,033,473

	Road & Rail—0.7%
17,300	Union Pacific Corp.	1,525,514

	Semiconductors & Semiconductor Equipment—1.6%
48,300	Intel Corp.	1,684,221
24,600	Texas Instruments, Inc.	1,742,910
		3,427,131
	Software—1.9%
36,500	Microsoft Corp.	2,187,080
47,000	Oracle Corp.	1,805,740
		3,992,820
	Specialty Retail—0.7%
12,300	Home Depot, Inc.	1,500,723

	Technology Hardware, Storage & Peripherals—1.2%
22,200	Apple, Inc.	2,520,588
	Total Common Stock (cost-$84,486,228)	73,938,021

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—13.5%
	Commercial Services & Supplies—0.7%
23,485	Stericycle, Inc., 5.25%, 9/15/18 (a)	$1,584,533

	Diversified Telecommunications Services—1.0%
24,375	Frontier Communications Corp., 11.125%, 6/29/18 (a)	2,035,556

	Electrical Components & Equipment—0.9%
19,120	Belden, Inc., 6.75%, 7/15/19 (a)	1,849,095

	Equity Real Estate Investment Trust—1.2%
22,950	American Tower Corp., 5.50%, 2/15/18 (a)	2,518,762

	Financial Services—1.1%
18,170	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (a)(b)(c)	2,272,249

	Food Products—1.2%
12,105	Post Holdings, Inc., 5.25%, 6/1/17 (a)	1,629,030
10,630	Tyson Foods, Inc., 4.75%, 7/15/17 (a)	819,254
		2,448,284
	Health Care Providers & Services—2.1%
11,480	Amsurg Corp., 5.25%, 7/1/17 (a)	1,327,892
74,385	Anthem, Inc., 5.25%, 5/1/18 (a)	3,142,766
		4,470,658
	Independent Power & Renewable Electricity Producers—0.2%
6,130	Dynegy, Inc., 7.00%, 7/1/2019 (a)	459,137

	Media—0.0%
1,250	SFX Entertainment, Inc., Ser. B, 9.00%, 9/17/19 (b)(e)(g)(h)	13

	Oil, Gas & Consumable Fuels—1.3%
20,135	Hess Corp., 8.00%, 2/1/19 (a)	1,190,985
30,000	Sanchez Energy Corp., 6.50% (a)(i)	900,900
29,420	Southwestern Energy Co., 6.25%, 1/15/18 (a)	737,560
		2,829,445
	Pharmaceuticals—2.6%
4,870	Allergan PLC, 5.50%, 3/1/18 (a)	3,745,030
2,310	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (a)	1,755,485
		5,500,515
	Wireless Telecommunication Services—1.2%
30,440	T-Mobile US, Inc., 5.50%, 12/15/17 (a)	2,515,866
	Total Convertible Preferred Stock (cost-$36,378,760)	28,484,113

Principal Amount (000s)
SENIOR LOANS (b)(g)(h)(j)—0.5%
	Media—0.5%
$292	SFX Entertainment, Inc., 10.00% 1/31/17, Term B, DIP, PIK (k)(l)	267,384
861	SFXE Netherlands Holdings Coöperatief U.A., 20.00%, 1/14/17, Term B, DIP, PIK	789,137
35	SFXE Netherlands Holdings Coöperatief U.A., 20.00%, 1/14/17, Term B, DIP, PIK, (Accordion)	31,634
	Total Senior Loans (cost-$1,187,812)	1,088,155

Units
WARRANT (a)(f)(g)(h)—0.0%
Commercial Services—0.0%
37,000	Cenveo, Inc., expires 6/10/24 (cost-$10,114)	13,362

Principal Amount (000s)
SHORT-TERM INVESTMENT—2.3%
	Time Deposit—2.3%
$4,767	ANZ National Bank-London, 0.15%, 11/1/16 (cost-$4,766,992)	4,766,992
	Total Investments, before call options written
	(cost-$356,331,538)(m)—150.6%	317,428,487

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (f)—(0.0)%
	3M Co., (ASE),
23	strike price $182.50, expires 11/18/16	$(449)
	AGCO Corp., (CBOE),
70	strike price $55, expires 11/18/16	(1,050)
	Alibaba Group Holding Ltd., (CBOE),
80	strike price $112, expires 11/18/16	(6,480)
	Alphabet, Inc., (ASE),
14	strike price $905, expires 11/18/16	(1,750)
	Amazon.com, Inc., (CBOE),
12	strike price $900, expires 11/18/16	(240)
	Amgen, Inc., (ASE),
55	strike price $175, expires 11/18/16	(303)
	Apple, Inc., (CBOE),
25	strike price $130, expires 11/18/16	(62)
	Baxter International, Inc., (CBOE),
128	strike price $51, expires 11/18/16	(960)
	Boeing Co., (CBOE),
95	strike price $148, expires 11/18/16	(4,275)
	Comcast Corp., (ASE),
155	strike price $68, expires 11/18/16	(465)
	Facebook, Inc., (CBOE),
100	strike price $142, expires 11/18/16	(6,100)
	Fluor Corp., (CBOE),
75	strike price $57.50, expires 11/18/16	(562)
	MGM Resorts International, (ASE),
85	strike price $28.50, expires 11/18/16	(1,275)
	Microsoft Corp., (CBOE),
185	strike price $62.50, expires 11/18/16	(2,220)
	PepsiCo, Inc., (CBOE),
71	strike price $111, expires 11/18/16	(959)
	Procter & Gamble Co., (ASE),
55	strike price $88, expires 11/18/16	(3,548)
	Prudential Financial, Inc., (ASE),
85	strike price $92.50, expires 12/16/16	(3,485)
	Qualcomm, Inc., (CBOE),
105	strike price $75, expires 11/18/16	(3,202)
	Texas Instruments, Inc., (ASE),
125	strike price $75.50, expires 11/18/16	(563)
	United Health Group, Inc., (CBOE),
55	strike price $150, expires 11/18/16	(632)
	Visa, Inc., (ASE),
110	strike price $88, expires 11/18/16	(385)
	Total Call Options Written (premiums received-$67,156)	(38,965)

	Total Investments, net of call options written
	(cost-$356,264,382)—150.6%	317,389,522
	Other liabilities in excess of other assets—(50.6)%	(106,604,538)
	Net Assets—100.0%	$210,784,984

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser” or “AllianzGI U.S.”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board.

During the reporting period the Fund’s former Investment Manager merged with and into AllianzGI U.S. (the “Merger”). The following describes the implementation of the Board’s procedures prior to the Merger. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. Following the Merger, AllianzGI U.S. took on the responsibilities of both the Investment Manager and the Sub-Adviser.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written and long-term and short-term loan financing.

(b)         Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $48,531,244, representing 23.0% of net assets.

(c)          144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)         Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(e)          In default.

(f)           Non-income producing.

(g)          Fair-Valued—Securities with an aggregate value of $1,101,530, representing 0.5% of net assets.

(h)         Illiquid.

(i)             Perpetual maturity. The date shown, if any, is the next call date.

(j)            Debtor-in-possession financial obligations.

(k)         Principal amount includes approximately $23,914 extended to two indirect, wholly-owned subsidiaries located in Brazil through an intercompany note secured by all or substantially all of the assets of the Brazilian subsidiaries.

(l)             $57,552 of this amount is being held in escrow for the benefit of the debtor by an agent. PIK interest is not charged on the amount held in escrow until drawn by the debtor.

(m)     At October 31, 2016, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $357,284,222.

Gross unrealized appreciation was $1,483,519, gross unrealized depreciation was $41,339,254 and net unrealized depreciation was $39,855,735.

The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

(n)         Transactions in call options written for the nine months ended October 31, 2016:

	Contracts	Premiums
Options outstanding, January 31, 2016	1,870	$102,810
Options written	13,416	560,391
Options terminated in closing transactions	(3,803)	(141,991)
Options expired	(9,775)	(454,054)
Options outstanding, October 31, 2016	1,708	$67,156

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

A summary of the inputs used at October 31, 2016 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/16
Investments in Securities - Assets
Convertible Bonds & Notes	$—	$134,098,588	$—	$134,098,588
Corporate Bonds & Notes	—	75,039,256	—	75,039,256
Common Stock	73,938,021	—	—	73,938,021
Convertible Preferred Stock:
Electrical Components & Equipment	—	1,849,095	—	1,849,095
Financial Services	—	2,272,249	—	2,272,249
Food Products	819,254	1,629,030	—	2,448,284
Media	—	—	13	13
Oil, Gas & Consumable Fuels	1,928,545	900,900	—	2,829,445
Pharmaceuticals	3,745,030	1,755,485	—	5,500,515
All Other	13,584,512	—	—	13,584,512
Senior Loans	—	—	1,088,155	1,088,155
Warrant	—	—	13,362	13,362
Short-Term Investment	—	4,766,992	—	4,766,992
	94,015,362	222,311,595	1,101,530	317,428,487
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	(38,965)	—	—	(38,965)
Totals	$93,976,397	$222,311,595	$1,101,530	$317,389,522

At October 31, 2016, the Fund had no transfers between levels.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2016, was as follows:

							Net
						Net	Change in
	Beginning				Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance				Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/16	Purchases		Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/16
Investments in Securities - Assets
Convertible Preferred Stock	$581,250	$—		$—	$—	$—	$(581,237)	$—	$—	$13
Senior Loans	—	1,187,812		—	—	—	(99,657)	—	—	1,088,155
Warrant	—	10,113	†	—	—	—	3,249	—	—	13,362
Totals	$581,250	$1,197,925		$—	$—	$—	$(677,645)	$—	$—	$1,101,530

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2016:

	Ending Balance	Valuation	Unobservable	Input
	at 10/31/16	Technique Used	Inputs	Values
Investments in Securities - Assets
Convertible Preferred Stock	$13	Liquidation Value	Recovery Rate	$0.01	*
Senior Loans	1,088,155	Model Price	Proprietary Data Used in Model	$91.61
Warrant	13,362	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.361131

* Preferred stock trades are in lots of 1,000.

† Issued via corporate action.

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2016, was $(677,645).

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

DIP — Debtor-in-Possession

PIK — Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Diversified Income & Convertible Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: December 28, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: December 28, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2016